Distribution Date:	08/12/26	COMM 2015-CCRE27 Mortgage Trust
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	16		David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	19		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21
		Controlling Class	RREF II-SG CMBS AIV, L.P.
Modified Loan Detail	22	Representative
Historical Liquidated Loan Detail	23		-
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635QBC3	1.577000%	38,731,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635QBD1	2.223000%	72,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12635QBE9	3.404000%	62,544,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12635QBF6	3.349000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12635QBG4	3.612000%	278,315,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12635QBJ8	3.984000%	53,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.25%
B	12635QBK5	4.561815%	54,732,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	18.38%
C	12635QBL3	4.673065%	43,088,000.00	1,222,987.36	151,291.19	4,762.58	0.00	0.00	156,053.77	1,071,696.17	98.97%	13.75%
D	12635QAL4	3.673065%	51,238,000.00	51,238,000.00	0.00	172,441.39	0.00	0.00	172,441.39	51,238,000.00	49.49%	8.25%
E	12635QAN0	3.250000%	24,455,000.00	24,455,000.00	0.00	0.00	0.00	0.00	0.00	24,455,000.00	25.87%	5.63%
F*	12635QAQ3	3.250000%	9,317,000.00	9,317,000.00	0.00	0.00	0.00	0.00	0.00	9,317,000.00	16.88%	4.63%
G	12635QAS9	3.250000%	13,974,000.00	13,974,000.00	0.00	0.00	0.00	0.00	0.00	13,974,000.00	3.38%	3.13%
H	12635QAU4	3.250000%	29,113,392.00	3,505,325.00	0.00	0.00	0.00	0.00	0.00	3,505,325.00	0.00%	0.00%
V	12635QAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12635QBA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635QAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			931,617,392.00	103,712,312.36	151,291.19	177,203.97	0.00	0.00	328,495.16	103,561,021.17

X-A	12635QBH2	4.673065%	705,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12635QAA8	0.000000%	97,820,000.00	1,222,987.36	0.00	0.00	0.00	0.00	0.00	1,071,696.17
X-C	12635QAC4	1.000000%	51,238,000.00	51,238,000.00	0.00	42,698.33	0.00	0.00	42,698.33	51,238,000.00
X-D	12635QAE0	1.423065%	33,772,000.00	33,772,000.00	0.00	40,049.80	0.00	0.00	40,049.80	33,772,000.00
X-E	12635QAG5	1.423065%	13,974,000.00	13,974,000.00	0.00	16,571.59	0.00	0.00	16,571.59	13,974,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12635QAJ9	1.423065%	29,113,392.00	3,505,325.00	0.00	4,156.92	0.00	0.00	4,156.92	3,505,325.00
Notional SubTotal			931,617,392.00	103,712,312.36	0.00	103,476.64	0.00	0.00	103,476.64	103,561,021.17

Deal Distribution Total					151,291.19	280,680.61	0.00	0.00	431,971.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635QBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12635QBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12635QBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12635QBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12635QBJ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12635QBK5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12635QBL3	28.38347939	3.51121403	0.11053147	0.00000000	0.00000000	0.00000000	0.00000000	3.62174550	24.87226536
D	12635QAL4	1,000.00000000	0.00000000	3.36549807	(0.30461025)	13.99537902	0.00000000	0.00000000	3.36549807	1,000.00000000
E	12635QAN0	1,000.00000000	0.00000000	0.00000000	2.70833327	44.45514619	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12635QAQ3	1,000.00000000	0.00000000	0.00000000	2.70833315	50.06539551	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12635QAS9	1,000.00000000	0.00000000	0.00000000	2.70833333	51.45833333	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12635QAU4	120.40249381	0.00000000	0.00000000	0.32609014	60.43591176	0.00000000	0.00000000	0.00000000	120.40249381
V	12635QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12635QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635QBH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12635QAA8	12.50242650	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	10.95579810
X-C	12635QAC4	1,000.00000000	0.00000000	0.83333327	0.00000000	0.00000000	0.00000000	0.00000000	0.83333327	1,000.00000000
X-D	12635QAE0	1,000.00000000	0.00000000	1.18588772	0.00000000	0.00000000	0.00000000	0.00000000	1.18588772	1,000.00000000
X-E	12635QAG5	1,000.00000000	0.00000000	1.18588736	0.00000000	0.00000000	0.00000000	0.00000000	1.18588736	1,000.00000000
X-F	12635QAJ9	120.40249381	0.00000000	0.14278377	0.00000000	0.00000000	0.00000000	0.00000000	0.14278377	120.40249381

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	07/01/26 - 07/30/26	30	0.00	42,698.33	0.00	42,698.33	0.00	0.00	0.00	42,698.33	0.00
X-D	07/01/26 - 07/30/26	30	0.00	40,049.80	0.00	40,049.80	0.00	0.00	0.00	40,049.80	0.00
X-E	07/01/26 - 07/30/26	30	0.00	16,571.59	0.00	16,571.59	0.00	0.00	0.00	16,571.59	0.00
X-F	07/01/26 - 07/30/26	30	0.00	4,156.92	0.00	4,156.92	0.00	0.00	0.00	4,156.92	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	07/01/26 - 07/30/26	30	0.00	4,762.58	0.00	4,762.58	0.00	0.00	0.00	4,762.58	0.00
D	07/01/26 - 07/30/26	30	732,702.85	156,833.76	0.00	156,833.76	(15,607.62)	0.00	0.00	172,441.39	717,095.23
E	07/01/26 - 07/30/26	30	1,020,918.31	66,232.29	0.00	66,232.29	66,232.29	0.00	0.00	0.00	1,087,150.60
F	07/01/26 - 07/30/26	30	441,225.75	25,233.54	0.00	25,233.54	25,233.54	0.00	0.00	0.00	466,459.29
G	07/01/26 - 07/30/26	30	681,232.50	37,846.25	0.00	37,846.25	37,846.25	0.00	0.00	0.00	719,078.75
H	07/01/26 - 07/30/26	30	1,750,000.80	9,493.59	0.00	9,493.59	9,493.59	0.00	0.00	0.00	1,759,494.39
Totals			4,626,080.21	403,878.65	0.00	403,878.65	123,198.05	0.00	0.00	280,680.61	4,749,278.26

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	431,971.80
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	407,093.15	Master Servicing Fee	362.76
Interest Reductions due to Nonrecoverability Determination	(146,265.65)	Certificate Administrator Fee	428.68
Interest Adjustments	(2,015.34)	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	44.65
ARD Interest	0.00	Operating Advisor Fee	205.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	258,812.16	Total Fees	1,041.50

Principal		Expenses/Reimbursements
Scheduled Principal	149,275.85	Reimbursement for Interest on Advances	2,535.29
Unscheduled Principal Collections		ASER Amount	(41,425.95)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,980.71
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	2,015.34	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	151,291.19	Total Expenses/Reimbursements	(22,909.95)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	280,680.61
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	151,291.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	431,971.80
Total Funds Collected	410,103.35	Total Funds Distributed	410,103.35

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	103,712,312.36	103,712,312.36	Beginning Certificate Balance	103,712,312.36
(-) Scheduled Principal Collections	149,275.85	149,275.85	(-) Principal Distributions	151,291.19
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	2,015.34	2,015.34	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	103,561,021.17	103,561,021.17	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	103,986,076.10	103,986,076.10	Ending Certificate Balance	103,561,021.17
Ending Actual Collateral Balance	104,233,020.30	104,233,020.30

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	19,071,539.56	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	19,071,539.56	0.00	Net WAC Rate	4.67%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.39 or less	4	74,662,811.47	72.10%	(12)	4.5230	0.322299
7,500,000 to 14,999,999		2	17,748,293.74	17.14%	(10)	4.7519	(0.070931)	1.40 to 1.44	1	28,898,209.70	27.90%	(10)	4.6500	1.420000
15,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		3	85,812,727.43	82.86%	(12)	4.5184	0.773290	1.55 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	103,561,021.17	100.00%	(11)	4.5584	0.628607	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
								3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	103,561,021.17	100.00%	(11)	4.5584	0.628607
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	28,898,209.70	27.90%	(10)	4.6500	1.420000
							Lodging	1	26,613,701.08	25.70%	(12)	4.5900	(0.540000)
Illinois	3	16,101,588.08	15.55%	(12)	4.5218	0.371635
							Mixed Use	1	10,000,000.00	9.66%	(10)	4.7700	0.370000
Iowa	2	13,785,685.46	13.31%	(13)	4.3300	1.310000
							Office	1	28,898,209.70	27.90%	(10)	4.6500	1.420000
Missouri	1	3,545,511.63	3.42%	(13)	4.3300	1.310000
							Retail	7	38,049,110.24	36.74%	(13)	4.4112	0.912903
Oklahoma	1	4,616,325.07	4.46%	(13)	4.3300	1.310000
							Totals	10	103,561,021.17	100.00%	(11)	4.5584	0.628607
Oregon	1	26,613,701.08	25.70%	(12)	4.5900	(0.540000)

Pennsylvania	1	10,000,000.00	9.66%	(10)	4.7700	0.370000

Totals	10	103,561,021.17	100.00%	(11)	4.5584	0.628607

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.2499 or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500 to 4.4999	1	30,300,816.60	29.26%	(13)	4.3300	1.310000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000 to 4.7499	3	63,260,204.57	61.08%	(11)	4.6344	0.343109	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500 or greater	1	10,000,000.00	9.66%	(10)	4.7700	0.370000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	103,561,021.17	100.00%	(11)	4.5584	0.628607	49 months or greater	5	103,561,021.17	100.00%	(11)	4.5584	0.628607
								Totals	5	103,561,021.17	100.00%	(11)	4.5584	0.628607
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	103,561,021.17	100.00%	(11)	4.5584	0.628607	Interest Only	1	10,000,000.00	9.66%	(10)	4.7700	0.370000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	103,561,021.17	100.00%	(11)	4.5584	0.628607	61 months or greater	4	93,561,021.17	90.34%	(12)	4.5358	0.656248
								Totals	5	103,561,021.17	100.00%	(11)	4.5584	0.628607
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	5	103,561,021.17	100.00%	(11)	4.5584	0.628607	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	103,561,021.17	100.00%	(11)	4.5584	0.628607
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	30310172	RT	Various	Various	Actual/360	4.330%	111,259.00	78,952.05	2,015.34	N/A	07/06/25	07/06/27	30,379,768.65	30,300,816.60	08/06/26
7	30310139	OF	Tampa	FL	Actual/360	4.650%	115,941.96	57,118.64	0.00	N/A	10/01/25	--	28,955,328.34	28,898,209.70	07/01/26
8	30310173	LO	Portland	OR	Actual/360	4.590%	0.00	0.00	0.00	N/A	08/06/25	--	26,613,701.13	26,613,701.13	02/06/25
31	30310182	MU	Philadelphia	PA	Actual/360	4.770%	0.00	0.00	0.00	N/A	10/06/25	--	10,000,000.00	10,000,000.00	12/06/25
34	30310183	RT	South Elgin	IL	Actual/360	4.729%	31,611.20	15,220.50	0.00	N/A	09/06/25	--	7,763,514.24	7,748,293.74	06/06/26
Totals							258,812.16	151,291.19	2,015.34				103,712,312.36	103,561,021.17
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	2,462,829.87	857,336.53	01/01/26	03/31/26	02/06/26	0.00	0.00	0.00	0.00	0.00	0.00
7	3,051,480.00	0.00	--	--	01/06/26	10,696,548.46	42,806.81	130,188.97	130,188.97	0.00	0.00
8	(723,285.00)	(145,605.75)	01/01/26	03/31/26	01/06/26	8,936,341.79	52,744.46	0.00	0.00	88,518.90	0.00
31	124,219.44	0.00	--	--	02/06/26	2,651,621.78	10,257.99	(84.39)	30,773.95	146,630.45	0.00
34	208,354.67	(75,192.33)	01/01/26	03/31/26	01/06/26	205,655.50	1,646.01	46,632.48	91,951.54	0.00	0.00
Totals	5,123,598.98	636,538.45				22,490,167.53	107,455.27	176,737.06	252,914.46	235,149.35	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	0	0.00	0	0.00	2	38,049,110.34	0	0.00	0	0.00	0	0.00	4.558413%	4.544986%	(11)
07/10/26	0	0.00	0	0.00	0	0.00	0	0.00	1	30,379,768.65	0	0.00	0	0.00	0	0.00	4.558315%	4.544887%	(10)
06/12/26	0	0.00	0	0.00	0	0.00	0	0.00	1	30,462,012.93	0	0.00	0	0.00	0	0.00	4.558214%	4.544786%	(9)
05/12/26	0	0.00	0	0.00	0	0.00	1	30,540,366.17	0	0.00	0	0.00	0	0.00	0	0.00	4.558117%	4.544689%	(8)
04/10/26	0	0.00	0	0.00	0	0.00	1	30,622,033.05	0	0.00	0	0.00	0	0.00	0	0.00	4.558017%	4.544589%	(7)
03/12/26	0	0.00	0	0.00	0	0.00	1	30,699,791.85	0	0.00	0	0.00	0	0.00	0	0.00	4.557921%	4.544492%	(6)
02/12/26	0	0.00	0	0.00	0	0.00	1	30,788,135.61	0	0.00	0	0.00	0	0.00	0	0.00	4.557817%	4.544388%	(5)
01/12/26	0	0.00	0	0.00	0	0.00	1	30,942,132.59	0	0.00	1	29,311,896.99	0	0.00	0	0.00	4.557555%	4.544126%	(4)
12/12/25	1	31,098,626.67	0	0.00	0	0.00	1	31,098,626.67	0	0.00	0	0.00	0	0.00	0	0.00	4.556951%	4.543538%	(3)
11/13/25	1	31,178,286.40	0	0.00	0	0.00	1	31,178,286.40	0	0.00	0	0.00	0	0.00	0	0.00	4.556858%	4.543445%	(2)
10/10/25	0	0.00	1	10,000,000.00	0	0.00	1	31,253,978.86	0	0.00	2	33,356,902.04	0	0.00	1	8,264,756.18	4.556768%	4.543355%	(1)
09/12/25	2	39,540,004.26	0	0.00	0	0.00	1	31,253,978.86	0	0.00	0	0.00	0	0.00	3	31,149,826.71	4.226502%	4.214968%	0
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30310139	07/01/26	0	5	130,188.97	130,188.97	14,850.00	28,955,328.34	07/02/25	2
8	30310173	02/06/25	17	5	0.00	0.00	203,864.26	27,197,184.64	06/23/20	7
31	30310182	12/06/25	7	5	(84.39)	30,773.95	253,136.13	10,000,000.00	12/11/18	2
34	30310183	06/06/26	1	5	46,632.48	91,951.54	0.00	7,779,690.72	03/20/25	7			07/17/26
Totals					176,737.06	252,914.46	471,850.39	73,932,203.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		73,260,205	0	65,511,911		7,748,294
0 - 6 Months		0	0	0		0
7 - 12 Months		30,300,817	0	0		30,300,817
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	103,561,021	28,898,210	0	0	36,613,701	38,049,110
Jul-26	103,712,312	0	0	36,718,843	36,613,701	30,379,769
Jun-26	103,871,357	0	0	36,795,643	36,613,701	30,462,013
May-26	104,021,452	36,867,385	0	0	36,613,701	30,540,366
Apr-26	104,179,344	0	0	0	73,557,311	30,622,033
Mar-26	104,328,253	59,888,747	0	0	44,439,506	0
Feb-26	104,501,832	60,044,342	0	0	44,457,490	0
Jan-26	104,726,353	30,942,133	0	0	73,784,220	0
Dec-25	107,046,400	2,093,311	31,098,627	0	73,854,462	0
Nov-25	107,205,786	2,098,259	31,178,286	0	73,929,241	0
Oct-25	107,355,804	31,253,979	0	10,000,000	66,101,825	0
Sep-25	204,064,206	28,737,106	39,540,004	0	104,533,117	31,253,979
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30310172	30,300,816.60	30,300,816.60	46,300,000.00	12/05/25	745,262.53	1.31000	03/31/26	07/06/25	226
7	30310139	28,898,209.70	28,955,328.34	20,400,000.00	11/06/25	2,941,279.00	1.42000	12/31/25	10/01/25	229
8	30310173	26,613,701.13	27,197,184.64	21,500,000.00	11/01/25	(269,884.31)	(0.54000)	03/31/26	08/06/25	227
31	30310182	10,000,000.00	10,000,000.00	8,300,000.00	11/12/25	119,052.77	0.37000	12/31/25	10/06/25	I/O
34	30310183	7,748,293.74	7,779,690.72	7,900,000.00	11/28/25	(89,857.33)	(0.64000)	03/31/26	09/06/25	229
Totals		103,561,021.17	104,233,020.30	104,400,000.00		3,445,852.66

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30310172	RT	Various	07/02/20	7

8/6/2026 - Special Servicer is dual tracking discussions with the Borrower and enforcement of remedies under the Loan Documents. The motion for summary judgement was granted on May 12, 2026. The foreclosure sale was held July 16, 2026.

	Awaiting signed dee d.

7	30310139	OF	FL	07/02/25	2

8/6/2026 - Ten-year lease renewal terms (downsizing to 99,497SF at $27.50 PSF) for Moffit are also under review. Borrower is expected to submit a revised workout proposal. Special Servicer will evaluate upon receipt. Foreclosure to be filed in

	August 2026 if no workable proposal submitted.

8	30310173	LO	OR	06/23/20	7

8/6/2026 - Receiver has engaged an insurance broker to replace Borrower''s insurance policy on the Property. As of March 2026, the hotel achieved a RevPAR of $45.44 resulting in an index of 68.0%. Foreclosure sale date has been set for

	10/20/2026.

31	30310182	MU	PA	12/11/18	2

8/6/2026 - Borrower executed a lease for the retail portion of the property in February 2026 and was working to secure refinancing for the loan. Borrower has communicated that they have been unable to secure refinancing and requested to proceed with a co operative transfer of title to the lender. Foreclosure and receivership orders were filed in April 2026 and the estimated time to obtain title in Pennsylvania is approximately 6 months. The Receiver is in place as of May 2026. In

	July 2026, Special Ser vicer reviewed a funding request for the second tenant improvement installment due to the retail tenant.

34	30310183	RT	IL	03/20/25	7

8/6/2026 - Special Servicer is dual tracking discussions with the Borrower and enforcement of remedies under the Loan Documents. The motion for summary judgement was granted on May 12, 2026. The foreclosure sale was held July 16, 2026.

	Awaiting signed dee d.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
02A1	30310133	0.00	4.93800%	0.00	4.93800%	8	01/12/22	01/06/22	01/21/22
6	30310172	0.00	4.33000%	0.00	4.33000%	9	08/08/25	08/06/25	09/15/25
7	30310139	0.00	4.65000%	0.00	4.65000%	10	11/21/25	11/21/25	12/10/25
14	30310177	19,000,000.00	4.21000%	19,000,000.00	4.21000%	8	09/23/20	09/23/20	10/01/20
29	30310168	0.00	4.60000%	0.00	4.60000%	8	02/10/23	12/14/22	02/10/23
57	30310189	3,200,000.00	4.66000%	3,200,000.00	4.66000%	8	11/18/16	11/18/16	11/23/16
61	30310191	0.00	4.54000%	0.00	4.54000%	10	09/06/25	09/06/25	09/18/25
Totals		22,200,000.00		22,200,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	30310179 01/12/21	7,845,131.98	0.00	8,010,337.38	126,041.76	7,962,495.62	7,836,453.86	8,678.12	0.00	8,678.12	0.00	0.00%
39	30310169 07/12/24	6,477,143.09	1,540,000.00	830,653.71	953,262.72	830,653.71	(122,609.01)	6,599,752.10	0.00	(156.09)	6,599,908.19	92.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,322,275.07	1,540,000.00	8,840,991.09	1,079,304.48	8,793,149.33	7,713,844.85	6,608,430.22	0.00	8,522.03	6,599,908.19

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/25	159,385.52	0.00	0.00	0.00	0.00	159,385.52	0.00	0.00	159,385.52
18	30310179	04/12/21	0.00	0.00	0.00	0.00	8,678.12	(8,678.12)	0.00	0.00	0.00
		01/12/21	0.00	0.00	8,678.12	0.00	0.00	8,678.12	0.00	0.00
39	30310169	03/12/25	0.00	0.00	6,599,908.19	0.00	76.69	0.00	0.00	0.00	6,477,143.09
		10/11/24	0.00	0.00	6,599,831.50	0.00	79.40	0.00	0.00	0.00
		07/12/24	0.00	0.00	6,599,752.10	0.00	0.00	6,477,143.09	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			159,385.52	0.00	6,599,908.19	0.00	8,834.21	6,636,528.61	0.00	0.00	6,636,528.61

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	193.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,233.44	0.00	0.00	(41,425.95)	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	5,729.34	0.00	0.00	0.00	0.00	105,190.65	0.00	0.00	0.00	0.00
31	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	41,075.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,671.31	0.00	0.00	0.00	0.00	0.00	2,535.29	0.00	0.00	0.00
Total	0.00	0.00	15,980.71	0.00	0.00	(41,425.95)	0.00	146,265.65	2,535.29	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		123,355.70

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Supplemental Notes
None

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